Investments (Details) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 LCNMNER Index-Linked Note USD ($)	Dec. 31, 2010 LCNMNER Index-Linked Note CNY	Sep. 30, 2008 LCNMNER Index-Linked Note USD ($) M	Dec. 31, 2008 LCNMNER Index-Linked Note CNY	Dec. 31, 2008 LCNMNER Index-Linked Note Lehman Brothers Holding Inc.
Available-for-sale securities
Notes purchased					$ 100,000
Maturity period (in months)					3
Principal protection guaranteed by issuer (as a percent)							100.00%
Full impairment amount						686,320
Cash consideration received	231,163	66,000	$ 34,625	231,163